Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes

12. Income Taxes

The following table presents the domestic and foreign components of pre-tax loss from continuing operations and the income tax provision (in thousands):

	Year Ended December 31,
	2013	2012
Loss from continuing operations before income taxes:
U.S.	$(24,381)	$(34,394)
Foreign	30	(575)

Total	(24,351)	(34,969)

Income tax benefit consisted of the following amounts:
Current:
Federal	—	—
State	—	—
Foreign	—	—

	—	—

Deferred:
Federal	—	(268)
State	—	(9)
Foreign	—	—

	—	(277)

Total	$—	$(277)

No tax expense was recorded for the year ended December 31, 2013. We maintain a full valuation allowance against our net deferred tax assets, which precludes us from recognizing a tax benefit for our current operating losses. Our historical lack of profitability is a key factor in concluding that there is insufficient evidence to support the realizability of our deferred tax assets.

Significant components of our deferred tax assets and liabilities consist of the following as of December 31 (in thousands):

	Year Ended December 31,
	2013	2012
Domestic net operating loss carryforwards	$119,803	$116,829
Fixed assets	2,463	1,682
Research and development credits	5,165	5,165
Foreign net operating loss carryforwards	3,086	2,656
Domestic capital loss carryforward	1,697	258
Compensation accruals	456	3,265
Deferred revenue	—	20
Amortization of intangible assets	30,324	33,132
Allowance for bad debts	26	64
Severance and restructuring	2	63
Other accruals	5	67
Foreign tax credits	1,248	1,248
Transaction costs	516	559

Deferred tax assets	164,791	165,008
Valuation allowance	(164,791)	(165,008)

Net deferred tax assets	$—	$—

As of December 31, 2013, the Company provided a full valuation allowance against its gross deferred tax assets because realization of these benefits could not be reasonably assured. The $0.2 million decrease in the valuation allowance for the period December 31, 2012 to December 31, 2013 was related to the generation of operating losses during the current year, coupled with the write off of state net operating losses. The deferred tax assets include net assets acquired in business combinations.

We had research and development credit carryforwards of $5.2 million at December 31, 2013, that will begin to expire in 2021.

As of December 31, 2013, the Company had federal and state net operating loss carryforwards of $344.0 million and $43.6 million, respectively. These net operating loss carryforwards begin to expire in 2019 for U.S. federal income tax purposes and in the current year for state income tax purposes. The ultimate availability of the federal and state net operating loss carryforwards to offset future income may be subject to limitation under the rules regarding changes in stock ownership as determined by the Internal Revenue Code.

No provision for deferred U.S. income taxes has been made for consolidated foreign subsidiaries, because to the extent there are future earnings, we intend to permanently reinvest them in those foreign operations. If such earnings were not permanently reinvested, a deferred tax liability may be required.

The Company has determined that there are no unrecognized tax benefits as of December 31, 2013 and 2012. Historically, the Company has not incurred interest or penalties associated with unrecognized tax benefits and no interest or penalties were recognized during the years ended December 31, 2013 or 2012. The Company has adopted a policy whereby amounts related to interest and penalties associated with unrecognized tax benefits are classified as income tax expense when incurred.

Taxes computed at the statutory federal income tax rate of 34% are reconciled to the income tax provision as follows:

	Year Ended December 31,
	2013	2012
United States federal tax at statutory rate	34.0%	34.0%
Change in valuation allowance	(30.9)	(52.1)
State taxes (net of federal tax benefit)	(3.3)	4.4
Provision to return	0.3	(0.2)
Non-deductible expenses and other	(0.2)	(6.3)
Tax attribute limitations	0.1	19.1
Effect of rate change	(0.1)	1.4
Other	—	0.7
Foreign rate differential	—	(0.2)

Effective rate	(0.1)%	0.8%

We did not make any income tax payments related to our continuing operations in 2013 or 2012. The Company files income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. With few exceptions, due to the generation of net operating losses, all tax years for which the Company filed a tax return remain open.